Commitments and Contingencies - Summary of Undiscounted Liabilities and Future Operating Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	$ 36,484	$ 24,796
Equipment loan payable	4,535
Other financial liability	2,441
Interest payments on equipment financing	539
Interest payments on other financial liability	1,000
Financial liabilities	44,999
Commitments
Future operating commitments	7,042
Provision for site reclamation and closure	39,761
Other provisions	1,412
Commitments	48,215
Total financial liabilities and commitments	93,214
Within 1 Year
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	36,484
Equipment loan payable	1,342
Interest payments on equipment financing	265
Interest payments on other financial liability	151
Financial liabilities	38,242
Commitments
Future operating commitments	3,349
Other provisions	1,412
Commitments	4,761
Total financial liabilities and commitments	43,003
2-5 Years
Maturity analysis of financial liabilities
Equipment loan payable	3,193
Other financial liability	2,441
Interest payments on equipment financing	274
Interest payments on other financial liability	849
Financial liabilities	6,757
Commitments
Future operating commitments	3,693
Commitments	3,693
Total financial liabilities and commitments	10,450
Greater than 5 Years
Commitments
Provision for site reclamation and closure	39,761
Commitments	39,761
Total financial liabilities and commitments	$ 39,761